Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities that are included in the calculation of earnings per share using the two-class method. The two-class method is an earnings allocation formula under which earnings per share is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings, distributed and undistributed, are allocated to common shares and participating securities based on their respective rights to receive dividends.
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2015	2014	2013
Earnings per common share - basic
Net income	$142,844	$105,382	$65,128
Dividends and undistributed earnings allocated to unvested restricted shares	(1,680)	(1,651)	(1,205)
Net income allocated to common shareholders - basic	$141,164	$103,731	$63,923
Weighted average common shares outstanding	38,214	31,307	29,052
Earnings per common share - basic	3.69	3.31	2.20

Earnings per common share - diluted
Net income allocated to common shareholders - basic	$141,164	$103,731	$63,923
Dividends and undistributed earnings allocated to unvested restricted shares	(48)	(34)	(4)
Net income allocated to common shareholders - diluted	$141,116	$103,697	$63,919
Weighted average common shares outstanding	38,214	31,307	29,052
Dilutive potential common shares	96	126	53
Weighted average common shares outstanding - diluted	38,310	31,433	29,105
Earnings per common share outstanding - diluted	$3.68	$3.30	$2.20

For the years ended December 31, 2015, 2014, and 2013, the calculations for basic shares outstanding exclude the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 607,608; 625,555; and 642,008, respectively.
The effects from the assumed exercises of 159,236; 13,101; and 483,696 stock options were not included in the computation of diluted earnings per share for the years ended December 31, 2015, 2014, and 2013, respectively, because such amounts would have had an antidilutive effect on earnings per common share.